UNAUDITED CONDENSED STATEMENTS OF CASH FLOW - USD ($)	6 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (15,859)	$ (4,274,946)	$ (229,230)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Formation costs paid by related party	15,859
Interest earned on cash held in Trust Account	0	(1,399,325)	(4,006)
Excess of fair value of Sponsor Class B shares granted to directors	0	74,503
Changes in operating assets and liabilities:
Prepaid expenses	0	173,757	(232,313)
Other noncurrent assets			(190,305)
Accounts payable	0	(343)
Accrued expenses	0	4,142,689
Accounts payable and accrued expenses			153,397
Due to related party	0	90,000	21,935
Net cash used in operating activities	0	(1,193,665)	(480,522)
Cash Flows from Investing Activities:
Investment of cash in Trust Account			(234,600,000)
Net cash used in investing activities			(234,600,000)
Cash flows from financing activities:
Proceeds from initial public offering, net of costs			226,000,000
Proceeds from promissory note to Sponsor	0	300,000
Proceeds from private placement			10,600,000
Payment of deferred offering costs			(539,844)
Net cash provided by financing activities	0	300,000	236,060,156
Net Change in Cash	0	(893,665)	979,634
Cash - Beginning	0	979,634	0
Cash - Ending	0	85,969	979,634
Non-cash investing and financing activities:
Accretion for Class A Ordinary Shares to redemption	0	$ 1,399,325
Initial classification of Class A ordinary shares subject to possible redemption			234,600,000
Deferred offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	9,141		25,000
Deferred offering costs included in accrued offerings costs and expenses	79,889
Deferred underwriting commissions payable charged to additional paid in capital			12,100,000
Accrued expenses paid by Sponsor under the promissory note	$ 260,368
Remeasurement of ordinary share subject to possible redemption			$ 28,178,166